UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06350

Active Assets California Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)              (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (73.1%)
$ 19,950	Antelope Valley-East Kern Water Agency, CA, Ser 2008 A-2 COPs	0.17%	10/05/12	06/01/37	$19,950,000
	Bay Area Toll Authority, CA,
7,400	San Francisco Bay Area Toll Bridge 2001 Ser A	0.17	10/05/12	04/01/36	7,400,000
35,250	San Francisco Bay Area Toll Bridge 2007 Ser A1	0.18	10/05/12	04/01/47	35,250,000
55,050	San Francisco Bay Area Toll Bridge 2007 Ser A2	0.16	10/05/12	04/01/47	55,050,000
14,750	San Francisco Bay Area Toll Bridge Ser G-1	0.15	10/05/12	04/01/45	14,750,000
6,200	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.18	10/05/12	12/01/15	6,200,000
	California,
55,450	Ser 2005 A Subser A-2-1	0.16	10/05/12	05/01/40	55,450,000
34,100	Ser 2005 A Subser A-3	0.20	10/05/12	05/01/40	34,100,000
12,000	Ser 2005 B Subser B-3	0.15	10/05/12	05/01/40	12,000,000
	California Educational Facilities Authority,
16,300	California Institute of Technology 2006 Ser A	0.15	10/05/12	10/01/36	16,300,000
11,000	California Institute of Technology Ser 1994	0.15	10/05/12	01/01/24	11,000,000
5,465	California Lutheran University Ser 2004 A	0.20	10/05/12	10/01/29	5,465,000
4,150	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.16	10/05/12	01/01/41	4,150,000
	California Health Facilities Financing Authority,
8,450	Catholic Healthcare West Ser 2011 B	0.18	10/05/12	03/01/47	8,450,000
14,700	Catholic Healthcare West Ser 2011 C	0.14	10/05/12	03/01/47	14,700,000
9,245	Scripps Health Ser 2008 F	0.14	10/05/12	10/01/31	9,245,000
12,000	Scripps Health Ser 2010 C	0.16	10/05/12	10/01/40	12,000,000
29,225	Scripps Health Ser 2012 B	0.15	10/05/12	10/01/42	29,225,000
19,355	Sisters of Charity of Leavenworth Health System Ser 2003	0.14	10/05/12	12/01/17	19,355,000
11,110	St. Joseph Health System Ser 2011 A	0.18	10/05/12	07/01/41	11,110,000
29,200	Stanford Hospital Ser 2008 B-1	0.14	10/05/12	11/15/45	29,200,000
	California Infrastructure & Economic Development Bank,
5,490	Le Lycee Francais de Los Angeles Ser 2006	0.17	10/05/12	09/01/36	5,490,000
3,700	Los Angeles SPCA Ser 2002 A	0.14	10/05/12	07/01/33	3,700,000
	California Statewide Communities Development Authority,
25,115	Gas Supply Sacramento Municipal Utility District Ser 2010	0.18	10/05/12	11/01/40	25,115,000
33,160	Kaiser Permanente Ser 2003 C	0.18	10/05/12	08/15/25	33,160,000
18,000	Rady Children’s Hospital Ser 2008 C	0.16	10/05/12	08/15/36	18,000,000
11,620	The Master’s College Ser 2002	0.18	10/05/12	02/01/32	11,620,000
39,900	University of San Diego Ser 2005	0.19	10/05/12	10/01/45	39,900,000
23,260	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.16	10/05/12	08/01/20	23,260,000
8,000	Deutsche Bank SPEARS, CA, California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.25	10/05/12	03/01/28	8,000,000
	East Bay Municipal Utility District, CA,
7,480	Water System Sub Refg Ser 2008 A-1	0.14	10/05/12	06/01/38	7,480,000
26,820	Water System Sub Refg Ser 2008 A-3	0.16	10/05/12	06/01/38	26,820,000
31,750	Water System Subser 2007 A Eagle #20080018 Class A (AGM) (c)	0.18	10/05/12	06/01/37	31,750,000
	Eastern Municipal Water District, CA,
27,980	Water & Sewer Ser 2008 C COPs	0.16	10/05/12	07/01/20	27,980,000
23,000	Water & Sewer Ser 2008 E COPs	0.15	10/05/12	07/01/33	23,000,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 23,900	Water & Sewer Ser 2008 G COPs	0.15%	10/05/12	07/01/38	$23,900,000
30,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.21	10/05/12	10/15/36	30,000,000
12,600	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.63	10/05/12	05/01/13	12,600,000
2,000	Grossmont Union High School District, CA, 2010 Election of 2008 Ser B ROCs II-R Ser 11929 (c)	0.19	10/05/12	08/01/38	2,000,000
1,600	Hillsborough, CA, Water & Sewer System Ser 2003 A COPs	0.25	10/05/12	06/01/33	1,600,000
	Irvine Ranch Water District, CA,
44,400	Cons Ser 2008 A	0.14	10/05/12	07/01/35	44,400,000
17,045	Cons Ser 2009 A	0.14	10/05/12	10/01/41	17,045,000
	JP Morgan Chase & Co., CA,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487 (c)	0.25	10/05/12	06/01/17	8,515,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504 (c)	0.19	10/05/12	02/01/33	18,260,000
43,300	Long Beach, CA, Memorial Health Services Ser 1991	0.16	10/05/12	10/01/16	43,300,000
9,910	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.18	10/05/12	08/01/33	9,910,000
13,350	Los Angeles County Housing Authority, CA, Multifamily Malibu Meadows 1998 Ser B	0.17	10/05/12	04/15/28	13,350,000
	Los Angeles Department of Water & Power, CA,
38,000	Power System 2001 Ser B Subser B-2	0.12	10/05/12	07/01/34	38,000,000
16,000	Power System 2001 Ser B Subser B-7	0.17	10/05/12	07/01/34	16,000,000
15,000	Power System 2001 Ser B Subser B-8	0.16	10/05/12	07/01/34	15,000,000
12,050	Power System 2002 Ser A Subser A-3	0.15	10/05/12	07/01/35	12,050,000
9,000	Power System 2002 Ser A Subser A-6	0.14	10/05/12	07/01/35	9,000,000
20,600	Power System 2002 Ser A Subser A-7	0.15	10/05/12	07/01/35	20,600,000
19,100	Water System 2001 Ser B Subser B-1	0.17	10/05/12	07/01/35	19,100,000
	Los Angeles, CA,
10,750	Wastewater System Subser 2008 B	0.17	10/05/12	06/01/28	10,750,000
6,415	Wastewater System Subser 2008 C	0.17	10/05/12	06/01/28	6,415,000
	Los Rios Community College District, CA,
4,880	Election 2002 Ser C PUTTERs Ser 2972 (AGM) (c)	0.19	10/05/12	02/01/13	4,880,000
4,600	Election 2008 Ser A ROCs II-R Ser 11953X (c)	0.19	10/05/12	08/01/30	4,600,000
18,435	Metropolitan Water District of Southern California, Water 2008 Ser A-2	0.17	10/05/12	07/01/37	18,435,000
15,255	Morgan Hill Redevelopment Agency, CA, Ojo de Agua Tax Allocation Ser 2008 A	0.18	10/05/12	09/01/33	15,255,000
18,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.18	10/05/12	02/15/17	18,300,000
	Newport Beach, CA,
44,100	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.14	10/05/12	12/01/40	44,100,000
10,000	Hoag Memorial Hospital Presbyterian Ser 2008 E	0.18	10/05/12	12/01/40	10,000,000
20,000	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 2	0.17	10/05/12	11/15/28	20,000,000
3,120	Palo Alto, CA, Election of 2008-Ser A 2010 ROCs II R-11859 (c)	0.21	10/05/12	02/01/18	3,120,000
23,225	RanchoWater District Financing Authority, CA, Ser 2008 B	0.15	10/05/12	08/15/31	23,225,000
	RBC Municipal Products Trust, Inc., CA,
27,475	Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 (c)	0.18	10/05/12	03/01/34	27,475,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 9,000	East Bay Municipal Utility District Water System Ser 2010 Floater Certificates Ser O-14 (c)	0.16%	10/05/12	06/01/36	$9,000,000
	Riverside County, CA,
8,300	1985 Ser A COPs	0.16	10/05/12	12/01/15	8,300,000
8,100	1985 Ser B COPs	0.16	10/05/12	12/01/15	8,100,000
17,800	Sacramento County Housing Authority, Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.21	10/05/12	05/01/42	17,800,000
	Sacramento Municipal Utility District, CA,
16,500	Sub Electric Ser 2012 L	0.18	10/05/12	08/15/41	16,500,000
10,000	Sub Electric Ser 2012 M	0.14	10/05/12	08/15/41	10,000,000
12,725	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	0.18	10/05/12	04/01/38	12,725,000
26,800	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.16	10/05/12	05/01/29	26,800,000
	San Francisco City & County Airport Commission, CA,
20,500	2009 Second Ser 36-A	0.17	10/05/12	05/01/26	20,500,000
14,310	2009 Second Ser 36-B	0.17	10/05/12	05/01/26	14,310,000
46,000	San Jose Financing Authority, CA, Civic Center Ser 2008 A	0.13	10/05/12	06/01/39	46,000,000
25,000	San Jose, CA, Almaden Lake Village Apts Ser 1997 A (AMT)	0.21	10/05/12	03/01/32	25,000,000
7,000	Santa Clara County Financing Authority, CA, El Camino Hospital Ser 2009 A	0.17	10/05/12	02/01/44	7,000,000
	Santa Clara Valley Transportation Authority, CA,
15,565	Measure A Sales Tax Ser 2008 C	0.18	10/05/12	04/01/36	15,565,000
38,580	Sales Tax Ser 2008 A	0.13	10/05/12	06/01/26	38,580,000
9,195	Sales Tax Ser 2008 C	0.15	10/05/12	06/01/26	9,195,000
10,800	Santa Clara, CA, Multifamily The Grove Garden Apartments Ser 1997 A	0.16	10/05/12	02/15/27	10,800,000
5,860	Sequoia Union High School District, CA, Ser 2005 B PUTTERs Ser 2905Z (AGM) (c)	0.19	10/05/12	07/01/14	5,860,000
15,025	West Hills Community College District, CA, Ser 2008 COPs	0.16	10/05/12	07/01/33	15,025,000
6,500	Western Municipal Water District Facilities Authority, CA, Ser 2012 A	0.14	10/05/12	10/01/42	6,500,000
	Whittier, CA,
7,125	Presbyterian Intercommunity Hospital Ser 2009 A	0.16	10/05/12	06/01/36	7,125,000
2,100	Presbyterian Intercommunity Hospital Ser 2009 B	0.16	10/05/12	06/01/36	2,100,000
39,500	Presbyterian Intercommunity Hospital Ser 2009 C	0.16	10/05/12	06/01/36	39,500,000
9,200	Whittier College Ser 2008	0.16	10/05/12	12/01/38	9,200,000

	Total Weekly Variable Rate Bonds (Cost $1,638,295,000)				1,638,295,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.5%)
20,000	California State University Institute, Ser A	0.17%	0.17%	12/04/12	20,000,000
	California Statewide Communities Development Authority,
14,580	Kaiser Permanente Ser 2004 E	0.21	0.21	02/21/13	14,580,000
25,800	Kaiser Permanente Ser 2004 I	0.21	0.21	02/21/13	25,800,000
8,000	Kaiser Permanente Ser 2009 B-5	0.22	0.22	01/10/13	8,000,000
20,000	Kaiser Permanente Ser 2009 B-5	0.22	0.22	01/10/13	20,000,000
22,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.19	0.19	12/18/12	22,500,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Sacramento Municipal Utility District, CA,
$ 50,000	Ser K-1	0.16%	0.16%	10/30/12	$50,000,000
13,000	Ser L-1	0.17	0.17	10/19/12	13,000,000
	San Diego County Water Authority, CA,
24,000	Ser 4	0.15	0.15	10/09/12	24,000,000
15,250	Ser 5	0.16	0.16	12/05/12	15,250,000

	Total Commercial Paper (Cost $213,130,000)				213,130,000

	Municipal Bonds & Notes (7.1%)
59,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	59,880,225
	California Community College Financing Authority,
10,000	2012-2013 Ser A-1 TRANs, dtd 08/16/12	2.00	0.37	06/28/13	10,121,195
14,500	2012-2013 Ser A-2 TRANs, dtd 08/16/12	2.00	0.45	06/28/13	14,666,996
	California School Cash Reserve Program Authority,
4,000	2012 Ser P Senior, dtd 02/24/12	2.00	0.30	12/31/12	4,017,296
10,000	2012 Ser S, dtd 02/24/12	2.00	0.30	12/31/12	10,043,241
5,700	2012-2013 Ser A Senior, dtd 07/02/12	2.00	0.24	03/01/13	5,742,019
4,900	2012-2013 Ser B Senior, dtd 07/02/12	2.00	0.26	06/03/13	4,957,489
1,750	2012-2013 Ser K, dtd 07/02/12	2.00	0.50	05/01/13	1,765,326
2,550	2012-2013 Ser M, dtd 07/02/12	2.00	0.50	06/03/13	2,575,719
	Los Angeles County Schools Pooled Financing Program, CA,
9,400	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	9,439,296
2,850	Pooled 2012-2013 Ser A-2 TRANs, dtd 07/02/12	2.00	0.28	01/31/13	2,866,525
11,250	Pooled 2012-2013 Ser A-3 TRANs, dtd 07/02/12	2.00	0.25	02/28/13	11,331,243
1,500	Pooled 2012-2013 Ser A-4 TRANs, dtd 07/02/12	2.00	0.45	02/28/13	1,509,584
2,250	Pooled 2012-2013 Ser A-6 TRANs, dtd 07/02/12	2.00	0.23	05/31/13	2,276,609
1,500	Pooled 2012-2013 Ser A-7 TRANs, dtd 07/02/12	2.00	0.38	06/30/13	1,518,161
7,440	San Diego County & School Districts, CA, Ser 2012 B-2 TRANs, dtd 07/02/12	2.00	0.30	04/30/13	7,513,621
	San Diego Unified School District, CA,
4,000	2012-13 Ser A-1 TRANs, dtd 08/15/12	2.00	0.19	01/31/13	4,024,448
4,000	2012-13 Ser A-2 TRANs, dtd 08/15/12	2.00	0.23	06/28/13	4,052,684

	Total Municipal Bonds & Notes (Cost $158,301,677)				158,301,677

		COUPON RATE (a)	DEMAND DATE (b)
	Daily Variable Rate Bonds (6.5%)
3,490	Alameda County Joint Powers Authority, CA, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM) (c)	0.20%	10/01/12	12/01/15	3,490,000
	California,
3,700	Ser 2003 A-2	0.16	10/01/12	05/01/33	3,700,000
32,000	Ser 2003 A-3	0.15	10/01/12	05/01/33	32,000,000
5,900	California Health Facilities Financing Authority, Adventist Health System/West Ser 2009 B	0.17	10/01/12	09/01/38	5,900,000
	California Infrastructure & Economic Development Bank,
21,000	Pacific Gas & Electric 2009 Ser A	0.20	10/01/12	11/01/26	21,000,000
13,535	Pacific Gas & Electric 2009 Ser B	0.20	10/01/12	11/01/26	13,535,000
7,950	Pacific Gas & Electric 2009 Ser C	0.17	10/01/12	12/01/16	7,950,000
3,560	Pacific Gas & Electric 2009 Ser D	0.18	10/01/12	12/01/16	3,560,000
	California Municipal Finance Authority,
7,850	Chevron USA, Inc. Ser 2010 A	0.17	10/01/12	11/01/35	7,850,000
4,150	Chevron USA, Inc. Ser 2010 B	0.18	10/01/12	11/01/35	4,150,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 10,116	Irvine Assessment District No. 94-13, CA, Improvement Bond Act 1915	0.17%	10/01/12	09/02/22	$10,116,000
3,419	Irvine Assessment District No. 94-15, CA, Improvement Bond Act 1915	0.17	10/01/12	09/02/20	3,419,000
8,331	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.17	10/01/12	09/02/22	8,331,000
6,115	JP Morgan Chase & Co., CA, Los Angeles Unified School District TRANs Ser 2012 A PUTTERs Ser 4252 (c)	0.20	10/01/12	02/28/13	6,115,000
10,300	Los Angeles County Metropolitan Transportation Authority, CA, Prop C Second Senior Sales Tax Ser 2009-A2	0.17	10/01/12	07/01/23	10,300,000
3,350	Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-3	0.18	10/01/12	07/01/34	3,350,000

	Total Daily Variable Rate Bonds (Cost $144,766,000)				144,766,000

	Closed-End Investment Companies (2.0%)
10,000	Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 1-956 (c)	0.28	10/05/12	12/01/40	10,000,000
16,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT) (c)	0.29	10/05/12	03/01/40	16,000,000
6,500	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) (c)	0.28	10/05/12	12/01/40	6,500,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT) (c)	0.28	10/05/12	08/01/40	5,000,000
7,000	Nuveen Insured California Premium Income Municipal Fund 2, Inc., VRDP Ser 1-740 (AMT)	0.28	10/05/12	12/01/40	7,000,000

	Total Closed-End Investment Companies (Cost $44,500,000)				44,500,000

	Put Option Bonds (1.8%)
9,755	East Bay Municipal Utility District, CA, Wastewater System Ser 2011 A	0.18	02/01/13	06/01/38	9,755,000
20,185	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.18	08/30/13	07/01/30	20,185,000
11,300	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24 (c)	0.22	10/05/12	07/01/31	11,300,000

	Total Put Option Bonds (Cost $41,240,000)				41,240,000

	Total Investments (Cost $2,240,232,677) (d)			100.0%	2,240,232,677
	Other Assets in Excess of Liabilities			0.0 (e)	641,564

	Net Assets			100.0%	$2,240,874,241

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.
Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,638,295,000	$—	$1,638,295,000
Commercial Paper	—	213,130,000	—	213,130,000
Municipal Bonds & Notes	—	158,301,677	—	158,301,677
Daily Variable Rate Bonds	—	144,766,000	—	144,766,000
Closed-End Investment Companies	—	44,500,000	—	44,500,000
Put Option Bonds	—	41,240,000	—	41,240,000
Total Assets	$—	$2,240,232,677	$—	$2,240,232,677

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012